TRADE AND OTHER PAYABLES - Breakdown of trade payables (Details) - IDR (Rp) Rp in Billions	Dec. 31, 2024	Dec. 31, 2023
Related parties
Radio frequency usage charges, concession fees and Universal Service Obligation ("USO") charges	Rp 2,631	Rp 2,399
Purchases of equipment, materials, and services	382	430
Payables to other telecommunication providers	248	161
Sub-total	3,261	2,990
Third parties
Purchases of equipments, materials and services	9,725	12,742
Payables to other telecommunication providers	2,350	2,876
Sub-total	12,075	15,618
Total	Rp 15,336	Rp 18,608